Other income (expenses), net - Summary of Details of Other income (expenses), net (Parenthetical) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 19, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income And Expense Net [line items]
Positive effect related to the reversal of lease liabilities in litigation registered				R$ 726,000
Recognized Gain Loss On Assignment Of Credit Rights	R$ 410,000
Additional Payment Percentage Of Credit Rights	95.00%
Negative effect recorded due to administrative and judicial disputes involving the Granting Authority and Rumo Malha Paulista		69,823
Indemnifications [member]
Other Operating Income And Expense Net [line items]
Positive effect related to the reversal of lease liabilities in litigation registered		R$ 348,319